Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Net Income (Loss) Per Share
Net Income (Loss) Per Share

9. Net Income (Loss) Per Share

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and ordinary share equivalents outstanding during the period. For the years ended December 31, 2011, 2010 and 2009, options to purchase ordinary shares, restricted share units and convertible bond that were anti-dilutive and excluded from the calculation of diluted net income (loss) per share were approximately 1,703,000, 4,814,000 and 889,000, respectively.

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(302,092)	$(19,094)	$411,895
Denominator:
Weighted average ordinary shares outstanding	65,121	61,216	54,722
Basic net income (loss) per share attributable to SINA	$(4.64)	$(0.31)	$7.53
Diluted net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(302,092)	$(19,094)	$411,895
Denominator:
Weighted average ordinary shares outstanding	65,121	61,216	54,722
Weighted average ordinary shares equivalents:
Stock options	—	—	426
Unvested restricted shares	—	—	272
Convertible debt	—	—	3,839
Shares used in computing diluted net income (loss) per share attributable to SINA	65,121	61,216	59,259
Diluted net income (loss) per share attributable to SINA	$(4.64)	$(0.31)	$6.95